[Aetna letterhead]                         Aetna, Inc.
[Aetna logo]                               151 Farmington Avenue
                                           Hartford, CT 06156

                                           Ellen Valvo
                                           Paralegal
                                           Law Division, ALT5
                                           Investments & Financial Services
                                           (860) 275-2166
                                           FAX: (860) 275-2158

October 2, 1998

U.S. Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

Attention: Filing Desk

Re:    Aetna GET Fund
       Files Nos. 33-12723 and 811-5062
       Rule 497(j) Filing

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933 (the "Act"), this is to certify that the Prospectus and Statement of Additional Information of Aetna GET Fund (the "Fund") that would be filed pursuant to Rule 497(c) under the Act would not have differed from that contained in Post-Effective Amendment No. 13 to the Fund's Registration Statement on Form N-1A ("Amendment No. 13"), effective October 1, 1998. The text of Amendment No. 13 has been filed electronically (Accession No. 0000950146-98-001667).

If you have any questions regarding this submission, please contact the undersigned at (860) 275-2166.

Sincerely,

/s/ Ellen Valvo

Ellen Valvo